CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Preferred Stock Series A	Preferred Stock Series B, D, E, F, F-1, H, I	Preferred Shares to be issued	Preferred Stock Series C	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance, shares at Dec. 31, 2016	1	5,480,050		118	17,604
Beginning balance, value at Dec. 31, 2016					$ 18	$ 43,856,562	$ (45,461,357)	$ (1,599,297)
Issuance of common stock to be issued, shares					12,667
Issuance of common stock to be issued, value					$ 13	1,415,587		1,415,600
Common stock issued for payment of accrued expenses, shares					(333)
Common stock issued for payment of accrued expenses, value					$ 0	(2,500)		(2,500)
Cancellation of Common Stock - accrued liabilities, shares					6,322
Cancellation of Common Stock - accrued liabilities, value					$ 6	143,857		143,863
Common stock issued for debt settlement - related party, shares					1,496
Common stock issued for debt settlement - related party, value					$ 1	535,967		535,968
Shares issuance for prior conversion error, shares					1
Shares issuance for prior conversion error, value					$ 0	76		76
Series B Preferred Stock issued for debt settlement, shares		24,000
Series B Preferred Stock issued for debt settlement, value		$ 24				21,756		21,780
Common stock issued for services, shares					1,505
Common stock issued for services, value					$ 2	277,269		277,271
Cancellation of common stock, shares					(667)
Cancellation of common stock, value					$ (1)	(999)		(1,000)
Common stock compensation for shares cancellation, shares					33
Common stock compensation for shares cancellation, value					$ 0	2,998		2,998
Preferred B issued for service, shares		15,906
Preferred B issued for service, value		$ 16				6,338		6,354
Common stock issued for cash, shares					67
Common stock issued for cash, value					$ 0	10,000		10,000
Issuance of Series I Preferred Stock for cash, shares		112,746
Issuance of Series I Preferred Stock for cash, value		$ 113				19,887		20,000
Preferred I issued for cash - related party, shares		90,909
Preferred I issued for cash - related party, value		$ 101				9,899		10,000
Conversion of Series B Preferred Stock, shares		(1,627,732)			5,426
Conversion of Series B Preferred Stock, value		$ (1,628)			$ 5	1,623
Conversion of Series F1 Preferred Stock, shares		(115,955)			387
Conversion of Series F1 Preferred Stock, value		$ (116)			$ 0	116
Conversion of Series C Preferred Stock, share				(1)	67
Conversion of Series C Preferred Stock, value					$ 0	0
Conversion of Series I Preferred Stock, shares					235
Conversion of Series I Preferred Stock, value					$ 0	0
Series H Preferred Stock issued for acquisition, shares		4,859,379
Series H Preferred Stock issued for acquisition, value		$ 4,859				724,048		728,907
Warrants Granted						219,210		219,210
Derivative resolution upon conversion						405,443		405,443
Reclassified Derivative liabilities to Additional Paid in Capital						(1,972,999)		(1,972,999)
Net loss							(3,651,995)	(3,651,995)
Ending balance, shares at Dec. 31, 2017		8,839,303		117	44,808
Ending balance, value at Dec. 31, 2017		$ 8,849			$ 45	45,674,137	(49,113,352)	(3,430,321)
Conversion of Series B Preferred Stock, shares		(10,000)			33
Conversion of Series B Preferred Stock, value		$ (10)			$ 0	10
Conversion of Series H Preferred Stock, shares		(2,546,259)			2,122
Conversion of Series H Preferred Stock, value		$ (2,546)			$ 2	2,544
Common stock issued for services - Eurasian consulting agreement, shares					247
Common stock issued for services - Eurasian consulting agreement, value					$ 0	11,074		11,074
Conversion of convertible notes payable, shares					5,533
Conversion of convertible notes payable, value					$ 6	103,616		103,622
Net loss							(92,720)	(92,720)
Ending balance, shares at Mar. 31, 2018		6,283,044		117	52,744
Ending balance, value at Mar. 31, 2018		$ 6,292			$ 53	45,886,835	(49,206,072)	(3,312,890)
Beginning balance, shares at Dec. 31, 2017		8,839,303		117	44,808
Beginning balance, value at Dec. 31, 2017		$ 8,849			$ 45	45,674,137	(49,113,352)	(3,430,321)
Derivative resolution upon conversion								1,295,485
Net loss								(5,712,049)
Ending balance, shares at Sep. 30, 2018		111,697,592		119	183,163
Ending balance, value at Sep. 30, 2018		$ 111,708			$ 184	46,372,769	(54,825,401)	(5,340,742)
Beginning balance, shares at Dec. 31, 2017		8,839,303		117	44,808
Beginning balance, value at Dec. 31, 2017		$ 8,849			$ 45	45,674,137	(49,113,352)	(3,430,321)
Common stock issued for services, value								277,271
Conversion of Series B Preferred Stock, shares		(33,999)			113
Conversion of Series B Preferred Stock, value		$ (34)			$ 0	34
Conversion of Series I Preferred Stock, shares		(203,655)			204
Conversion of Series I Preferred Stock, value		$ (204)			$ 0	203
Conversion of Series H Preferred Stock, shares		(2,546,259)			2,122
Conversion of Series H Preferred Stock, value		$ (2,546)			$ 2	2,544
Common stock issued for services - Eurasian consulting agreement, shares					2,591
Common stock issued for services - Eurasian consulting agreement, value					$ 3	86,749		86,751
Warrants granted for services, shares
Warrants granted for services, value
Conversion of Series H Preferred stock, shares		(2,313,210)			1,928
Conversion of Series H Preferred stock, value		$ (2,313)			$ 2	2,311
Issuance of Series K Preferred Stock for acquisition, shares		8,200,562
Issuance of Series K Preferred Stock for acquisition, value		$ 8,201				166,799		175,000
Issuance of Series K-1 Preferred Stock for acquisition, shares		1,447,157
Issuance of Series K-1 Preferred Stock for acquisition, value		$ 1,447				98,553		100,000
Issuance of Series C Preferred Stock for services, shares				2
Issuance of Series C Preferred Stock for services, value				$ 0		720		720
Issuance of Series L Preferred Stock for acquisition, shares		98,307,692
Issuance of Series L Preferred Stock for acquisition, value		$ 98,308				1,179,692		1,278,000
Cancelation of previously issued common shares for services, shares					(667)
Cancelation of previously issued common shares for services, value					$ (1)	1
Common shares issued for accrued expense, shares					2,286
Common shares issued for accrued expense, value					$ 2	239,998		240,000
Common shares to be issued for subsidiary obligation, value
Issuance of I preferred shares for officer compensation - bonus, value			200,000					200,000
Correction of previous issuance of commons shares for accrued expense, value						(80,000)		(80,000)
Reclass of settlements						80,574		80,574
Conversion of convertible notes payable, shares					549,441
Conversion of convertible notes payable, value					$ 549	996,755		997,304
Reclassified Derivative liabilities to Additional Paid in Capital						1,770,997		1,770,997
Net loss							(6,265,251)	(6,265,251)
Ending balance, shares at Dec. 31, 2018		111,697,591		119	602,826
Ending balance, value at Dec. 31, 2018		$ 111,707	$ 200,000	$ 0	$ 603	50,220,067	(55,378,603)	(4,846,226)
Beginning balance, shares at Mar. 31, 2018		6,283,044		117	52,744
Beginning balance, value at Mar. 31, 2018		$ 6,292			$ 53	45,886,835	(49,206,072)	(3,312,890)
Conversion of Series I Preferred Stock, shares		(112,746)			113
Conversion of Series I Preferred Stock, value		$ (113)			$ 0	113
Conversion of Series H Preferred Stock, shares		(2,313,210)			1,928
Conversion of Series H Preferred Stock, value		$ (2,313)			$ 2	2,311
Common stock issued for services - Eurasian consulting agreement, shares					247
Common stock issued for services - Eurasian consulting agreement, value					$ 0	9,148		9,148
Conversion of convertible notes payable, shares					2,739
Conversion of convertible notes payable, value					$ 3	33,563		33,565
Net loss							(603,869)	(603,869)
Ending balance, shares at Jun. 30, 2018		3,776,179		117	59,958
Ending balance, value at Jun. 30, 2018		$ 3,776			$ 60	46,059,384	(49,809,941)	(3,746,721)
Conversion of Series B Preferred Stock, shares		(23,999)			80
Conversion of Series B Preferred Stock, value		$ (24)			$ 0	24
Conversion of convertible notes payable, shares					122,295
Conversion of convertible notes payable, value					$ 123	438,360		438,483
Net loss							(5,015,460)	(5,015,460)
Ending balance, shares at Sep. 30, 2018		111,697,592		119	183,163
Ending balance, value at Sep. 30, 2018		$ 111,708			$ 184	46,372,769	(54,825,401)	(5,340,742)
Beginning balance, shares at Dec. 31, 2018		111,697,591		119	602,826
Beginning balance, value at Dec. 31, 2018		$ 111,707	$ 200,000	$ 0	$ 603	50,220,067	(55,378,603)	(4,846,226)
Conversion of convertible notes payable, shares					825,122
Conversion of convertible notes payable, value					$ 825	694,667		695,492
Net loss							(4,871,846)	(4,871,846)
Ending balance, shares at Mar. 31, 2019		361,697,591		119	1,427,122
Ending balance, value at Mar. 31, 2019		$ 361,707		$ 0	$ 1,428	50,864,734	(60,250,449)	(9,022,580)
Beginning balance, shares at Dec. 31, 2018		111,697,591		119	602,826
Beginning balance, value at Dec. 31, 2018		$ 111,707	$ 200,000	$ 0	$ 603	50,220,067	(55,378,603)	(4,846,226)
Derivative resolution upon conversion								2,721,606
Net loss								(9,133,106)
Ending balance, shares at Sep. 30, 2019		325,269,019		119	524,346,331
Ending balance, value at Sep. 30, 2019		$ 325,278		$ 0	$ 524,348	54,656,595	(64,511,708)	(9,007,487)
Beginning balance, shares at Mar. 31, 2019		361,697,591		119	1,427,122
Beginning balance, value at Mar. 31, 2019		$ 361,707		$ 0	$ 1,428	50,864,734	(60,250,449)	(9,022,580)
Conversion of convertible notes payable, shares					15,913,565
Conversion of convertible notes payable, value					$ 15,914	76,761		92,675
Net loss							(1,270,801)	(1,270,801)
Ending balance, shares at Jun. 30, 2019		325,269,019		119	100,340,687
Ending balance, value at Jun. 30, 2019		$ 325,277		$ 0	$ 100,342	52,889,881	(61,521,250)	(8,205,750)
Conversion of convertible notes payable, shares					424,005,644
Conversion of convertible notes payable, value					$ 424,005	(261,935)		162,070
Net loss							(2,990,459)	(2,990,459)
Ending balance, shares at Sep. 30, 2019		325,269,019		119	524,346,331
Ending balance, value at Sep. 30, 2019		$ 325,278		$ 0	$ 524,348	$ 54,656,595	$ (64,511,708)	$ (9,007,487)